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For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13035114

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   VelocityShares Volatility Hedged Large Cap ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   SPXH
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

RECEIVED
2013 JUL 24 PM 2:57
SEC / TM

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
JULY 19, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2013

CHX

Chicago Stock Exchange

July 19, 2013

RECEIVED
2013 JUL 24 PM 2:41
SEC / TM

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: **Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

IDOG	ALPS International Sector Dividend Dogs ETF
ISRA	Market Vectors Israel ETF
JPNL	Direxion Daily Japan Bull 3X Shares
JPNS	Direxion Daily Japan Bear 3X Shares
QDEF	FlexShares Quality Dividend Defensive Index Fund
QDF	FlexShares Quality Dividend Index Fund
QDYN	FlexShares Quality Dividend Dynamic Index Fund
QEH	AdvisorShares QAM Equity Hedge ETF
QLTA	iShares AAA-A Rated Corporate Bond Fund
QMN	IQ Hedge Market Neutral Tracker ETF
QQQE	Direxion NASDAQ-100 Equal Weighted Index Shares
RALS	ProShares Research Affiliates Fundamental Index Long/Short
RAVI	FlexShares Ready Access Variable Income Fund
RGRA	RBS Rogers Enhanced Agriculture ETN
RGRC	RBS Rogers Enhanced Commodity Index ETN
RGRE	RBS Rogers Enhanced Energy ETN
RGRI	RBS Rogers Enhanced Industrial Metals ETN
RGRP	RBS Rogers Enhanced Precious Metals ETN
ROOF	IQ U.S. Real Estate Small Cap ETF
RRF	Wisdom Tree Global Real Return Fund
RRGR	AdvisorShares Global Alpha & Beta ETF
RUSL	Direxion Daily Russia Bull 3X Shares

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2013

RUSS	Direxion Daily Russia Bear 3X Shares
RVNU	db X-Trackers Municipal Infrastructure Revenue Bond
RWXL	ETRACS Monthly Pay 2XLeveraged Dow Jones International Real Estate ETN due 3/19/2042
SCHC	Schwab International Small-Cap Equity ETF
SCHE	Schwab Emerging Markets Equity ETF
SCHZ	Schwab U.S. Aggregate Bond ETF
SDOG	ALPS Sector Dividend Dogs ETF
SINF	ProShares UltraPro Short 10 Year Treasury Inflation Protected Securities/Treasury Yield Spread
SJNK	SPDR Barclays Capital Short Term High Yield Bond ETF
SLVO	Credit Suisse Silver Shares Covered Call ETN
SMMU	PIMCO Short-Term Municipal Bond Strategy Fund ETF
SNLN	Highland/iBoxx Senior Loan ETF
SOYB	Teucrium Soybean Fund
SPGH	UBS E-TRACS S&P 500 Gold Hedged Index ETN
SPHD	PowerShares S&P 500 High Dividend Portfolio
SPPP	Sprott Physical Platinum and Palladium Trust
SPXH	VelocityShares Volatility Hedged Large Cap ETF
SRLN	SPDR Blackstone/GSO Senior Loan ETF
STPZ	PIMCO 1-5 Year U.S. Treasury Inflation Protected Securities Index Fund ETF
SYLD	Cambria Shareholder Yield ETF
TAGS	Teucrium Agricultural Fund
TBX	ProShares Short 7-10 Year Treasury
TBZ	ProShares UltraShort 3-7 Year Treasury
TCHI	RBS China Trendpilot ETN
TDD	db X-trackers 2010 Target Date Fund
TDH	db X-trackers 2020 Target Date Fund
TDN	db X-trackers 2030 Target Date Fund
TDV	db X-trackers 2040 Target Date Fund
TDX	db X-trackers In-Target Date Fund
TENZ	PIMCO 7-15 Year U.S. Treasury Index Fund
THHY	Market Vectors Treasury-Hedged High Yield Bond Fund
TIPX	SPDR Barclays 1-10 Year Treasury Inflation Protected Securities ETF
TIPZ	PIMCO Broad U.S. Treasury Inflation Protected Securities Index Fund ETF
TNDQ	RBS NASDAQ 100 Trendpilot ETN
TRND	RBS U.S. Large Cap Trendpilot ETN
TRNM	RBS U.S. Mid Cap Trendpilot ETN
TRSK	VelocityShares Tail Risk Hedged Large Cap ETF
TTFS	TrimTabs Float Shrink ETF
TWTI	RBS Oil Trendpilot ETN
TZW	iShares S&P Target Date 2045 Index Fund
TZY	iShares S&P Target Date 2050 Index Fund
UDNT	PowerShares DB 3x Short U.S. Dollar Index Futures ETN

UINF	ProShares UltraPro 10 Year Treasury Inflation Protected Securities/Treasury Yield Spread
UTLT	db X-Trackers Regulated Utilities Fund
UUPT	PowerShares DB 3x Long U.S. Dollar Index Futures ETN

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures